Noncurrent Other Liabilities (Schedule of Changes in Asset Retirement Obligations Narrative) (Details) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Asset retirement obligation, liability for assets or businesses acquired	$ 10	$ 10
Asset retirement obligation, recoveries receivable	4
Asset retirement obligation, recoveries receivable non-trade	$ 6